Income Taxes (Tables)	12 Months Ended
Jul. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Significant components of our deferred tax assets are as follows:

	July 31,
	2019	2018
Net operating loss carry-forward	$26,940,000	$26,170,000
Stock options and warrants	1,870,000	2,590,000
Other temporary differences	(130,000)	(130,000)
Total deferred tax assets	28,680,000	28,630,000
Valuation allowance for deferred tax assets	(28,680,000)	(28,630,000)
Net deferred tax assets	$—	$—

Schedule of Reconciliation Effective Tax Rate, Percentage

A reconciliation of income taxes computed using the statutory income tax rate, compared to the effective tax rate, is as follows:

	2019	2018
Federal tax benefit at the expected statutory rate	21.0%	26.4%
State income tax, net of federal tax benefit	0.4	32.5
Expired net operating loss carryforwards	—	(20.0)
Other	(20.5)	(2.9)
Rate change adjustment	—	(175.4)
Change in state tax rates	—	—
Permanent items	—	—
Valuation allowance	(0.9)	139.4
Income tax benefit - effective rate	0.0%	0.0%